Other Balance Sheet Components - Other non-current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Investment related deposits	$ 366,067,000	$ 15,450,000
Loans to and interest receivable from a related party(2) (Note 10)	480,786,000	0
Prepayment for purchase of SINA Plaza	133,734,000	0
Wealth management products, long-term	50,159,000	0
Deferred tax assets	40,537,000	27,020,000
Others	11,558,000	2,126,000
Other non-current assets	1,082,841,000	44,596,000
Company D
Loans to and interest receivable from a related party(2) (Note 10)	$ 480,786,000	$ 0